Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Commitments and Contingencies

18.Commitments and Contingencies

From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of business, principally personal injury and property casualty claims. Such claims, even if lacking in merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any claim or contingent liability, which is reasonably possible and should be disclosed, or probable and for which a provision should be established in the accompanying financial statements.

Future minimum charter hire receipts, based on vessels committed to non-cancelable time charter contracts (including fixture recaps) as of December 31, 2014, net of commissions are:

For the year:	Amount
2015	$27,579,403
2016	3,705,000
Total	$31,284,403

Charter hires are not generally received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel. In arriving at the minimum future charter revenues, an estimated off-hire time of 18 days to perform any scheduled drydocking on each vessel has been deducted, when applicable, and it has been assumed that no additional off-hire time is incurred, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.